Federated U.S. Government Securities Fund: 1-3 Years

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 April 30, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE:      Federated U.S. Government Securities Fund:  1-3 Years
         1933 Act File No. 2-89028
         1940 Act File No. 811-3947

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated April 30, 2001, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 35 on April 27, 2001.

         If you have any questions regarding this certification, please contact Michell Fishman at (202) 778-9419.

Very Truly Yours,

/s/ Grant Anderson
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C. Grant Anderson
Assistant Secretary